Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Uses of estimates

In preparing the consolidated financial statements in conformity U.S. GAAP, the management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and inventory valuations, assessment for the impairment of long-lived, and revenue recognition. Changes in estimates are recognized in the period of change and future periods, as per ASC 250. Actual results could differ from those estimates.

Risks and uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the economy in the PRC. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Concentration of credit risks

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2025, cash and cash equivalents of $1,351,566 were deposited in financial institutions in the PRC, and each bank accounts is insured by the PRC government with the maximum limit of RMB500,000 (equivalent $69,846). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Interest rate risk

The Company’s exposure to interest rate risk primarily relates to the interest income generated by excess cash, which is mostly held in interest-bearing bank deposits. The Company’s exposure to interest rate risk also arises from borrowings that have a floating rate of interest. The costs of floating rate borrowings may be affected by the fluctuations in the interest rates. The Company have not been, and do not expect to be, exposed to material interest rate risks, and therefore have not used any derivative financial instruments to manage such interest risk exposure. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the year ended June 30, 2025.

Liquidity risk

The Company’s short-term debt accounts for a relatively high proportion. If the operating cash flow cannot cover the principal and interest of short-term debt, it will face great refinancing pressure. Affected by macroeconomic cycle, industry competition and seasonal factors, the company’s cash flow from operating activities may fluctuate. If sales revenue collection slows down or profitability declines, it will directly impair internal cash flow generation ability.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in the PRC and Hong Kong. The Company’s cash balances in these bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash consists of cash deposited with the PRC banks and used as collateral to secure the Company’s short-term bank loans. In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to present the aggregate changes in cash, cash equivalents restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. The Company adopted the updated guidance retrospectively and presented restricted cash within the ending cash and restricted cash balance on the Company’s consolidated statement of cash flows for the years presented.

Notes receivable

Notes receivable represent banks’ acceptances that have been arranged with third-party financial institutions by certain customers to settle their purchases from us. These notes receivables are non-interest bearing and are collectible within six to twelve months. As of June 30, 2025 and 2024, the Company had $11,063 and $3,071 of notes receivable balance, respectively.

Accounts receivable

Accounts receivable are presented net of allowance for credit losses. The allowance is measured under the Current Expected Credit Loss (CECL) model. The Company reduces accounts receivable by recording an allowance for doubtful accounts to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to the Company. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivable when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after the management has determined that the likelihood of collection is not probable. As of June 30, 2025 and 2024, there was no expected credit loss.

Accounts receivable reconciliation with customers is as follows:

	June 30, 2025	June 30, 2024
Balance at the beginning of the year	$28,297,491	$76,690,246
Converted into accounts receivable due to performance of the contract	159,830,431	149,636,399
Customer payments received in the current period	(160,909,662)	(198,029,154)
Provision for credit loss	-	-
Balance at the ending of the year	$27,218,260	$28,297,491

Inventories, net

Inventories are comprised of purchased electronic components products to be sold to customers. Inventories are stated at the lower of cost or net realizable value, determined using primarily an average weighted cost method. The Company reviews its inventories periodically to determine if any reserves are necessary for potential shrinkage and obsolete or unusable inventory. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks and rewards of the products. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive (loss) income. Inventory allowance amounted to $374 and nil as of June 30, 2025 and 2024, respectively.

Advances to suppliers, net

Advances to suppliers consists of balances paid to suppliers for purchase of electronic components that have not been provided or received. Advances to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of June 30, 2025 and 2024, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Short-term investments

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks with maturities ranging from one month to twelve months. The banks invest the Company’s fund in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 0.5% to 4.5% per annum. The carrying values of the Company’s short-term investments approximate fair value because of their short-term maturities. The interest earned is recognized in the consolidated statements of operations and comprehensive (loss)/income over the contractual term of these investments (see Note 6).

Leases

On July 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (FASB ASC 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

For operating leases, the Company calculated ROU assets and lease liabilities based on the present value of the remaining lease payments as of the date of adoption. The remaining balance of lease liabilities are presented within current portion of operating lease liabilities and the non-current portion of operating lease liabilities on the consolidated balance sheets (see Note 10).

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation. Depreciation of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	3 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in consolidated statements of operations and comprehensive (loss)/income.

Intangible assets, net

The Company’s intangible assets primarily consist of internal-use software development costs associated with the Company’s e-commerce platform. The intangible assets resulting from development expenditures are recognized if, and only if, all of the following conditions are met: (i) technical feasibility to complete the intangible asset so it will be available for use or sale; (ii) the intention to complete the intangible asset and use it or sell it; (iii) ability to use or sell the intangible asset, (iv) how the intangible asset will generate probable future economic benefits; (v) the availability of proper technical, financial, and other resources to complete the development of the intangible asset and to use it or sell it, and (vi) the ability to measure reliably the expenditure attributable to the intangible asset during its development. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. The Company’s intangible assets, net, are reflected in its consolidated balance sheets at $128,095 and $204,033 as of June 30, 2025 and 2024, respectively. The Company amortizes its intangible assets over useful lives of 10 year using a straight-line method, which reflects the estimated pattern in which the economic benefits of the internally developed software are to be consumed.

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment and intangible assets and right-of-use asset, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. There were no impairments of these assets as of June 30, 2025 and 2024.

Borrowings

Borrowings comprise short-term borrowings. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable

The Company’s accounts payable (“AP”) primarily include balance due to suppliers for purchase of electronic components products.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The Company uses discount at market interest rates for borrowing and leases approximated using discounted cash flows.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, restricted cash, short-term investments, notes receivable, accounts receivable, inventories, and other current assets, short-term bank loans, short-term borrowings — third-party loans, notes payable, accounts payable, due to related parties, accrued expenses, and other current liabilities approximate the fair value of the respective assets and liabilities as of June 30, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

Foreign currency translation

The functional currency for ICZOOM, ICZOOM HK, Ehub, Hjet HK and Components Zone HK is the U.S Dollar (“US$”). The Company primarily operates its business through its PRC subsidiaries as of June 30, 2025. The functional currency of the Company’s PRC subsidiaries and the is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2025	June 30, 2024	June 30, 2023
Period-end spot rate	US$1=RMB 7.1586	US$1=RMB 7.1268	US$1=RMB 7.2254
Average rate	US$1=RMB 7.1515	US$1=RMB 7.1245	US$1=RMB 6.9881

Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company currently generates its revenue from the following main sources:

Revenue from sales of electronic components to customers

The Company operates two B2B online platforms www.iczoom.com and www.iczoomex.com, where the Company’s customers can register as members first, and then use the platform to post the quotes for electronic component products (such as integrated circuit, discrete devices passive components, optoelectronics, electromechanical, MRO and design tools, etc.). Once purchase orders received from customers, the Company purchases desired products from suppliers, takes control of purchased products in its warehouses, and then organizes the shipping and delivery of products to customers. New customers are typically required to make certain prepayment to the Company before the Company purchases products from suppliers.

The Company accounts for revenue from sales of electronic components on a gross basis. It is responsible for fulfilling the promise to provide the desired electronic component products to customers, is subject to inventory risk prior to transfer control, and has the discretion in establishing prices.

The Company’s revenue is recognized in accordance with Accounting Standards Codification Topic 606, Revenue from Contract with Customers (“ASC 606”). ASC 606 requires the use of a five-step model, which requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when the Company satisfies the performance obligation

The Company’s contracts with customers are fixed price contracts and have one single performance obligation, which is the promise to transfer the specified goods. The entire transaction price is allocated to this obligation. Revenue is recognized at a point in time when control of the goods is transferred to the customer, which is determined to occur upon the customer’s acceptance of the goods at delivery, as evidenced by a signed proof of delivery. Revenue is reported net of all valued added taxes (“VAT”)

Advance payments from customers are recorded as contract liabilities and are recognized as revenue when the products are delivered and the performance obligation is satisfied. The Company does not routinely allow product returns, and historically, returns have been immaterial. There are no separate rebates, discounts, or volume incentives offered.

Service commission fees

The Company’s service commission fees primarily consist of (1) fees charged to customers for assisting them for customs clearance when they directly purchase electronic component products from overseas suppliers; (2) fees charged to customers for providing temporary warehousing and organizing the product shipping and delivery to customer designated destinations after customs clearance. There are no separately identifiable other promises in the contracts.

The Company’s revenue from commission fees is recognized in accordance with ASC 606. ASC 606 requires the use of a five-step model, which requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when the Company satisfies the performance obligation.

The Company’s contracts for these services have a single performance obligation, which is the promise to provide a comprehensive suite of services including customers clearance, warehousing, logistics, and delivery. The transaction price is a commission fee ranging from 0.15% to 2% of the value of the customer’s purchase from the supplier and is non-refundable. The entire transaction price is allocated to the single performance obligation.

The Company’s revenue is recognized at a point in time when the performance obligation is satisfied, which occurs upon the completion of the Company’s services as evidenced by the customer’s signed proof of delivery. The Company has determined that it acts as an agent in these transactions because it does not control the goods before they are transferred to the customer, has no discretion in establishing the pries of the goods, and does not have the ability to direct the use of the goods to obtain substantially all of the remaining benefits. The Company’s revenue from commission fees is reported net of any sales or VAT.

Contract Assets and Liabilities

The Company did not have contract assets as of June 30, 2025 and 2024.

Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $2,218,095 and $3,037,609 as of June 30, 2025 and 2024, respectively. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling expense when incurred.

	June 30, 2025	June 30, 2024
Balance at the beginning of the year	$3,037,609	$1,671,353
Cash received in advance	368,582,387	321,360,209
Revenue recognized from opening balance of contract liabilities	(2,957,143)	(1,662,907)
Revenue recognized from contract liabilities arising during the period	(366,444,758)	(318,331,046)
Balance at the ending of the year	$2,218,095	$3,037,609

Disaggregation of revenue

The Company disaggregates its revenue from contracts by product and service types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

The summary of the Company’s total revenues by product and service type for the years ended June 30, 2025, 2024 and 2023 was as follows:

	For the years ended June 30,
	2025	2024	2023
Sales of electronic components products:
Semiconductor:
Integrated Circuits	$103,996,133	$93,611,171	$36,208,767
Power/Circuit Protection	14,705,571	2,135,446	13,902,350
Discrete	9,976,721	997,097	16,047,821
Passive Components	9,233,555	5,706,403	99,326,417
Optoelectronics/Electromechanical	11,750,060	17,733,992	8,535,997
Other semiconductor products	21,547,984	3,954,028	15,366,941
Equipment, tools and others:
Equipment	3,620	29,665,978	10,102,545
Tools and others	13,316,037	21,516,780	11,632,317
Total sales of electronic components products	184,529,681	175,320,895	211,123,155
Service commission fees	2,519,010	2,612,995	3,282,071
Total revenue	$187,048,691	$177,933,890	$214,405,226

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and whose operating results are regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”) to make decisions about resource allocation and performance assessment. The Company’s CODM has been identified as the Chief Executive Officer.

 The Company operates two B2B online platforms, www.iczoom.com and www.iczoomex.com, through which it engages in a single business activity: the sales of electronic components. The Company has determined that these platforms share similar long-term economic characteristics and, therefore, have been aggregated into a single operating segment. This conclusion is based on an assessment of the following factors, which are consistent across both platforms:

Nature of Products and Services: Both platforms facilitate the distribution of similar electronic component products (e.g., integrated circuits, passive components).

Customer Type: The primary customer base for both platforms consists of small and medium-sized enterprises (SMEs) in China.

Distribution Methods: Both platforms utilize an identical online B2B distribution and logistics model.

Procurement and Economic Model: The Company employs a unified procurement process, inventory management, and pricing strategy, and the economic performance (e.g., gross margin profile) is consistent across both platforms.

As the CODM reviews the financial results and assesses the performance of the Company primarily on a consolidated basis, and based on the economic similarity of the platforms, the Company concludes that it has only one reportable segment.

Shipping and handling costs

Shipping and handling costs are expensed as incurred. Inbound shipping and handling cost associated with bringing the purchased electronic component products from suppliers to the Company’s warehouse are included in cost of revenue. Outbound shipping and handling costs associated with shipping and delivery the products to customers are included in selling expenses. For the years ended June 30, 2025, 2024 and 2023, shipping and handling costs included in cost of revenue amounted to $352,221, $452,885 and $474,543 and shipping and handling costs included in selling expenses amounted to $391,395, $408,440 and $423,606, respectively.

Research and development

The Company’s research and development activities primarily relate to development and implementation of its e-commerce platform and software. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s e-commerce platform. Capitalized software development costs amounted to $47,263, $60,239 and $63,698 for the years ended June 30, 2025, 2024 and 2023, respectively. Research and development expenses included in general and administrative expenses amounted to $463,173, $481,548 and $437,261 for the years ended June 30, 2025, 2024 and 2023, respectively, primarily comprising employee costs, and amortization and depreciation to intangible assets and property and equipment used in the research and development activities.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the years ended June 30, 2025, 2024 and 2023. The Company does not believe that there was any uncertain tax provision at June 30, 2025, 2024 and 2023. The Company’s subsidiaries in Hong Kong are subject to the profit taxes in Hong Kong. The Company’s subsidiaries in China are subject to the income tax laws of the PRC. For the years ended June 30, 2025, 2024 and 2023, the Company generated income before taxes of $1,320,656, $471,717 and $877,850 through its Hong Kong subsidiaries.

As of June 30, 2025, all of the tax returns of the Company’s subsidiaries remain available for statutory examination by Hong Kong and PRC tax authorities.

Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 6% or 16%, and starting from April 1, 2019, the Company is subject to applicable VAT tax rate of 6% or 13%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

Debt issuance costs

Debt issuance costs related to a recognized debt liability are presented in the consolidated balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. Amortization of debt origination costs is calculated using the effective interest method and is included as a component of interest expense.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table sets forth the computation of basic and diluted earnings per share for the year ended June 30, 2025 and 2024:

	For the years ended June 30,
	2025	2024	2023
Numerator:
Net (loss)/income attributable to ordinary shareholders	$1,194,497	$(2,272,297)	$1,751,170

Denominator:
Weighted-average number of ordinary shares outstanding – basic	11,553,669	10,415,461	9,201,374
Outstanding options	-	730,637	742,762
Potentially dilutive shares from outstanding options	-	669,110	717,557
Weighted-average number of ordinary shares outstanding – diluted	11,553,669	11,084,571	9,918,931
(Loss)Earnings per share – basic	$0.10	$(0.22)	$0.19
(Loss)Earnings per share – diluted	$0.10	$(0.20)	$0.18

Employee benefit plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of operations and comprehensive (loss)/income amounted to $194,411, $190,436 and $175,762 for the years ended June 30, 2025, 2024 and 2023, respectively.

Comprehensive (loss)income

Comprehensive income consists of two components, net income and other comprehensive income. The foreign currency translation gain or loss resulting from translation of the consolidated financial statements expressed in RMB to US$ is reported in other comprehensive (loss)/income in the consolidated statements of comprehensive (loss)/income.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Government subsidies

Government subsidies are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The Company recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled $37,139, $54,104 and $125,125 for the years ended June 30, 2025, 2024 and 2023, respectively.

Share-based compensation

The Company grants stock options to eligible employees for services and accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation. Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the vesting period.

The fair value of share options was determined using the binomial option valuation model, which requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In November 2024, the FASB issued No. 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of this ASU on its financial statements.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.